Note 9 - Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 9 – CAPITAL STOCK

Preferred Stock

The Company has authorized 100,000,000 shares of $.01 par value Class A preferred stock but had none outstanding during the periods covered in the accompanying financial statements.

Common Stock

The Company has authorized 300,000,000 shares of $.01 par value Common Stock, and it trades on the OTC Pink® under the symbol “PSWW.”  Holders of our Common Stock are entitled to one vote per share and receive dividends or other distributions when, and if, declared by our Board of Directors.  In addition to shares outstanding, we have reserved 966,090 shares for issuance upon exercise of equity incentive awards with options to purchase 765,590 shares of Common Stock granted to date.

Stueben Investment

Effective June 14, 2013, the Company entered into a Subscription Agreement with Steuben Investment Company II, L.P. (“Steuben”).  Pursuant to the subscription agreement, Steuben purchased 727,273 shares of the Company’s common stock for an aggregate of $1,600,000 or $2.20 per share. As additional consideration in connection with the subscription, the Company granted Steuben warrants to purchase 545,455 shares of the Company’s common stock with an exercise price of $4.00 per share and a term of 10 years.  The Company also provided Steuben registration rights whereby the Company was required to file a registration statement and take all necessary actions to maintain the availability of Rule 144 for a period of two years following its effective date. The registration statement became effective on February 3, 2015.

In the event we fail to take all necessary actions to enable Steuben to sell shares pursuant to Rule 144, we may have to pay to Steuben penalties totaling $216,000 which could have a material adverse effect on our available cash, limit our ability to raise capital, and negatively impact our results of operations. The Company has not accrued a liability for this potential penalty, as it believes the payment of any such penalty is not probable.

Stock Options

The Company maintains the 2014 Equity Incentive Plan (the "Plan"), pursuant to which 716,090 shares of Common Stock were had previously been reserved for issuance. In January 2015, the Board of Directors reserved an additional 250,000 shares of Common Stock pursuant to the Plan and 765,590 of the total 966,090 reserved have been issued to date.

2015 Grants

In February 2015, the Company granted 6,250 options to acquire shares of Common Stock having an exercise price of $6.00 per share, a 10-year term, and immediate vesting to each of five directors as a discretionary bonus. The options were valued using the Black-Scholes model and the resulting equity-based compensation expense included in general and administrative expenses for 2015 was $187,500. The Company also granted in February 2015 options to acquire 6,000 shares of Common Stock to each of two advisors. The options have an exercise price of $6.00 per share, immediate vesting, and expiration dates extending to 5-years based upon their continued service of two years from the grant date. The options were valued using the Black-Scholes model and the resulting equity-based compensation expense included in general and administrative expenses for 2015 was $72,000. Finally, the Company granted to a consultant in February 2015 options to acquire 6,250 shares of Common Stock. The options have an exercise price of $6.00 per share, immediate vesting, and expiration dates extending to 10-years based upon continued service of three years from the date of grant. The options were valued using the Black-Scholes model and the resulting equity-based compensation expense included in general and administrative expenses for 2015 was $37,500.

As the Company does not have a significant history of post vesting exercises to estimate an expected life of the option, the simplified method was used wherein the expected life becomes the mid-point of the options vesting date and their contractual life. The valuation of all of the option issuances above were based upon the following parameters:

Estimated fair value	$6.00
Expected life (years)	2.5 to 5
Risk free interest rate	0.52 to 1.28%
Volatility	207.45%

Warrants

The Company had 276,513 warrants outstanding at March 31, 2015, including 37,763 issued to Bridge Bank, National Association (Note 6), 234,375 issued to Alpha Capital Anstalt (Note 8), and 4,375 issued to various advisors in earlier years. The weighted average exercise price of outstanding warrants is $5.68 per share

NOTE 9 – CAPITAL STOCK

Preferred Stock

The Company has authorized 100,000,000 shares of $.01 par value Class A preferred stock but had none outstanding during the periods covered in the accompanying financial statements.

Common Stock

The Company has authorized 300,000,000 shares of $.01 par value Common Stock, and it trades on the OTC Pink® under the symbol “PSWW.”  Holders of our Common Stock are entitled to one vote per share and receive dividends or other distributions when, and if, declared by our Board of Directors.  In addition to shares outstanding, we have reserved 716,090 shares for issuance upon exercise of equity incentive awards with options to purchase 716,090 shares of Common Stock granted to date.

Throughout 2013, we issued a total of 242,500 shares at a price of $4.00 per share to investors. In addition, in May 2013, the Company issued 36,498 shares of Common Stock for conversion of convertible debt of $138,000 plus accrued interest of $7,990 including induced conversion expense of $102,193. In June 2013, the Company issued 727,273 shares of Common Stock and 545,455 warrants for $1,600,000 as part of financing the acquisition of Powerhouse One, LLC (see "Steuben Investment" herein). In June 2013, the Company issued 11,503 shares of Common Stock at $4.00 for the right to purchase the remaining noncontrolling interest of Powerhouse One, LLC. The right to acquire the noncontrolling interest of Powerhouse One, LLC expired in June 2014.

Throughout 2014, we issued a total of 339,000 shares at a price of $4.00 per share and 36,667 shares at a price of $6.00 per share to executives, employees, members of the Board of Directors, and unrelated investors, and we issued 181,818 shares resulting from an exercise of warrants at a price of $4.00 per share (see "Steuben Investment herein"), and 25 shares resulting from an exercise of options.

Stueben Investment

Effective June 14, 2013, the Company entered into a Subscription Agreement with Steuben Investment Company II, L.P. (“Steuben”).  Pursuant to the subscription agreement, Steuben purchased 727,273 shares of the Company’s common stock for an aggregate of $1,600,000.05 or $2.20 per share. As additional consideration in connection with the subscription, the Company granted Steuben warrants to purchase 545,455 shares of the Company’s common stock with an exercise price of $4.00 per share and a term of 10 years.  The Company also provided Steuben registration rights whereby the Company was required to file a registration statement and take all necessary actions to maintain the availability of Rule 144 for a period of two years following its effective date. The registration statement became effective on February 3, 2015.

In the event we fail to take all necessary actions to enable Steuben to sell shares pursuant to Rule 144, we may have to pay to Steuben penalties totaling $216,000 which could have a material adverse effect on our available cash, limit our ability to raise capital, and negatively impact our results of operations. The Company has not accrued a liability for this potential penalty, as it believes the payment of any such penalty is not probable.

Stock Options

2013 Issuances

In May 2013, the Company issued to advisors options to acquire 24,000 shares of its Common Stock. The options have exercise prices ranging from $5.64 to $6.80, a contractual life of 10 years, and vest over 8 months. The options were valued using the Black-Scholes model and the resulting equity-based compensation expense included in general and administrative expenses for 2013 was $108,731, based upon the following parameters:

Estimated fair value	$4.24	-	$5.24
Expected life (years)		10
Risk free interest rate	1.72	–	2.17%
Volatility		73.26%

In June 2014, the Company re-priced the advisors' 24,000 options. The options, originally issued having exercise prices ranging from $5.64 to $6.80 per share, were re-priced to $4.00 per share. Because of the small change in inputs to the Black-Scholes model since they were initially issued (especially volatility), there was no expense recorded in connection with this action.

In 2013, the Company issued to its independent Directors options to acquire an aggregate of 108,000 shares of its Common Stock. The options have an exercise price of $4.00 per share and vests in periods ranging from 8 to 24 months. The options were valued using the Black-Scholes model and the resulting equity-based compensation expense for 2014 and 2013 was $70,948 and $191,249, respectively based upon the following parameters:

Estimated fair value	$2.16	-	$3.96
Expected life (years)	5.26	-	5.50
Risk free interest rate	0.80	-	1.69%
Volatility		211.91%

2014 Issuances

Throughout 2014, the Company issued 313,257 options to executives, employees, contractors, members of the Board of Directors, and advisors having an exercise price of $4.00 and contractual lives ranging from 5 to 10 years. The options were valued using the Black-Scholes model and the resulting equity-based compensation expense for 2014 was $1,068,012 based upon the following parameters:

Estimated fair value		$4.00
Expected life (years)	5.00	-	7.25
Risk free interest rate	0.44	-	2.19%
Volatility		227.71%

As the Company does not have a significant history of post vesting exercises to estimate an expected life of the option, the simplified method was used wherein the expected life becomes the mid-point of the options vesting date and their contractual life.

A summary of option activity for 2013 and 2014 is as follows:

	Shares	Weighted Avg. Exercise Price	Weighted Avg. Grant Date Value

Outstanding, January 1, 2013	270,833	$5.64	$3.52
Granted	132,000	4.36	3.08
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding, December 31, 2013	402,833	5.20	3.40
Granted	313,257	4.00	4.00
Exercised	25	4.00	4.00
Forfeited	-	-	-
Expired	-	-	-
Outstanding, December 31, 2014	716,065	$4.64	$3.64

The following is a summary of stock options outstanding at December 31, 2014:

Exercise Price	Options Outstanding	Average Remaining Contractual Lives (Years)	Options Exercisable	Non-Vested Options
$5.64	270,833	1.8	270,833	-
$4.00	445,232	8.5	390,033	55,199
	716,065		660,866	55,199

Stock-based compensation expense included in general and administrative expenses in 2014 was $1,138,961, and $220,372 of compensation expense related to options not yet vested remains unrecognized at December 31, 2014. Such amount is expected to be recognized during the years 2015 through 2017.

The weighted average exercise price of those options currently outstanding is $4.64 and those currently exercisable is $4.32. Based upon the Company's stock price at December 31, 2014, of $3.00 as quoted on OTCPink® market, the options then outstanding had no intrinsic value and those exercisable had no intrinsic value.

Warrants

At December 31, 2014, the Company had warrants to purchase 42,138 shares of Common Stock outstanding having a weighted average exercise price of $3.88 per share. The Company had warrants to purchase 587,592 shares of Common Stock outstanding at December 31, 2013. See notes herein entitled "Acquisition Notes Payable" and "Derivative Liability on Warrants" for descriptions of the significant issuances.